Stock-Based Compensation and Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Shares Issuable Pursuant to Options Granted

The following is a summary of shares issuable pursuant to options granted as of December 31, 2016:

	Maximum	Outstanding	Exercisable
2010 EIP	45,000	7,523	7,523
2014 SIP	101,442	58,662	37,334
2016 SIP	600,000	55,206	18,408
Issued outside of plans	—	216,455	158,460
Shares issuable pursuant to options granted		337,846	221,725

Summary of Stock Option Activity

The following is a summary of stock option activity for the years ended December 31, 2016 and 2015:

			Weighted
	Number of		Remaining
	Shares Issuable	Weighted Avg.	Contractual	Intrinsic
	Under Options	Exercise Price	Life (Years)	Value
				(In thousands)
Balance, December 31, 2014	180,346	$30.15	4.05	$62
Granted	115,150	13.80
Exercised	—	—
Forfeited or Expired	(45,545)	26.40
Balance, December 31, 2015	249,951	19.80	3.95	—
Granted	163,813	6.36
Exercised	—	—
Forfeited or Expired	(75,918)	13.82
Balance, December 31, 2016	337,846	14.66	3.52	29
Exercisable at December 31, 2016	221,725	18.03	3.21	$10

Schedule of Stock Options Outstanding and Exercisable

Information with respect to stock options outstanding and exercisable as of December 31, 2016 is as follows:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
				(In thousands)			(In thousands)
$4.10 - $6.61	90,583	4.14	$5.76	$29	31,158	$5.77	$10
$6.62 - $10.49	47,873	4.45	7.86	—	18,479	8.12	—
$10.50 - $20.25	73,657	3.54	12.82	—	50,244	12.83	—
$22.50 to $60.00	125,733	2.71	24.74	—	121,844	24.81	—
	337,846	3.52	$14.66	$29	221,725	$18.03	$10

Schedule of Fair Values of Stock Options Granted and Assumptions used for Black-Scholes-Merton Option Pricing Model

The fair value of the stock options issued was determined using the Black-Scholes option pricing model and the following assumptions for the periods presented:

Year Ended
	December 31, 2016	December 31, 2015

Stock price	$4.10 to $7.85	$8.25 to $20.25
Exercise price	$4.10 to $7.85	$8.25 to $20.25
Expected term	3 Years	2 to 3 Years
Expected dividend	0%	0%
Volatility	61% to 91%	26% to 48%
Risk-free interest rate	0.71% to 1.54%	0.22% to 1.08%

Summary of Stock Based Compensation

Compensation expense recognized for the issuance of warrants, stock options, restricted stock grants and stock bonuses for the periods presented was as follows:

	Year Ended
(In thousands)	December 31, 2016	December 31, 2015
Stock-based compensation costs included in:
Cost of revenue	$135	$55
Sales and marketing expenses	163	91
Research and development expenses	108	105
General and administrative expenses	217	192
Total stock-based compensation expense	$623	$443